INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS
Cost	$ 111,268	$ 140,371	$ 111,268
Accumulated amortization	68,711	84,014	68,711
Net book value	42,557	56,357	42,557
Estimated annual amortization expense
2013		16,348
2014		10,700
2015		5,355
2016		4,048
2017		3,758
Impairment charge	11,214		11,214
Amortization expense relating to intangible assets, including discontinued operations		16,007	17,858	17,352
Net carrying amount of intangible assets, not subject to amortization		1,260
Patents and trademarks
INTANGIBLE ASSETS
Cost	10,822	15,466	10,822
Accumulated amortization	5,368	5,317	5,368
Net book value	5,454	10,149	5,454
Licenses
INTANGIBLE ASSETS
Cost	58,842	61,660	58,842
Accumulated amortization	33,325	42,134	33,325
Net book value	25,517	19,526	25,517
Intellectual property
INTANGIBLE ASSETS
Cost	6,856	7,006	6,856
Accumulated amortization	6,614	6,995	6,614
Net book value	242	11	242
Customer relationships
INTANGIBLE ASSETS
Cost	26,565	45,065	26,565
Accumulated amortization	18,499	23,474	18,499
Net book value	8,066	21,591	8,066
Backlog
INTANGIBLE ASSETS
Cost		1,823
Accumulated amortization		538
Net book value		1,285
Non-compete
INTANGIBLE ASSETS
Cost	2,764	2,827	2,764
Accumulated amortization	2,764	2,827	2,764
In-process research and development
INTANGIBLE ASSETS
Cost	5,419	6,524	5,419
Accumulated amortization	2,141	2,729	2,141
Net book value	$ 3,278	$ 3,795	$ 3,278